Lease Liabilities (Summary of Lease Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest Rate On Lease Liabilities	3.30%
Current portion of lease liabilities	$ 305	$ 286
Lease liabilities - non-current	1,204	1,220
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Lease liabilities - non-current	$ 899	934
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	3.00%
Current portion of lease liabilities	$ 305	$ 286